Note 8 - Stockholders' Equity (Details) (USD $)	0 Months Ended	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				5 Months Ended	1 Months Ended	2 Months Ended
	Dec. 05, 2013	Mar. 31, 2014	Jan. 31, 2013	Jul. 31, 2012	Jun. 30, 2012	Feb. 29, 2012	Nov. 30, 2010	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2006	May 31, 2012	Dec. 31, 2013	Oct. 30, 2014	Feb. 27, 2012	Feb. 27, 2012	Oct. 31, 2011	Feb. 27, 2012	Feb. 10, 2012	Dec. 31, 2011	Dec. 15, 2011	Mar. 31, 2010	Jun. 30, 2013
Note 8 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			1.20	1.10								1.33		0.95				1.33							0.43
Stock Issued During Period, Shares, New Issues			9,201,684	5,454,523	1,500,000
Warrants Issued During Period			4,600,842	2,727,274						1,190,250		4,643,842		7,652,071
Gross Proceeds from Issuance of Private Placement (in Dollars)			$ 11,042,021	$ 6,000,000
Proceeds from Issuance of Private Placement (in Dollars)		3,503,314	9,829,014	5,516,495								9,829,014		5,516,495
Term of Warrants			5 years	5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)			$ 1.75	$ 1.45						$ 1.75		$ 1.75		$ 1.05
Percentage of Volatility Obtained from HVT Function on Bloomberg			100.00%
Risk-free Interest Rate Term			24 months
Payments for Commissions (in Dollars)			1,104,202
Payments of Stock Issuance Costs (in Dollars)				480,000
Preferred Stock, Shares Authorized																								25,000,000
Debt Instrument, Face Amount (in Dollars)							3,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.50%
Debt Conversion, Original Debt, Amount (in Dollars)						10,811,500
Debt Instrument, Maturity							10 years
Deferred Offering Costs (in Dollars)			24,219											24,219
Interest Expense (in Dollars)								288,783	127,693	723,886	363,115	499,839		2,594,807
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								7,554,725		7,554,725		7,430,225		6,432,127				7,430,225							3,679,977
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										417,000		1,219,500	[1]	3,097,400	[1]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)										$ 1.05		$ 1.43	[1]	$ 1.08	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)												$ 0.63		$ 0.48
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)								812,279		812,279		1,160,000						1,160,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										1 year 6 months		2 years
Allocated Share-based Compensation Expense (in Dollars)								192,001	345,632	555,909	988,223
Treasury Stock, Shares, Retired	325,830
Treasury Stock, Retired, Cost Method, Amount (in Dollars)	1,679,234
Selling, General and Administrative Expenses [Member] | Service Provider [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)												14,805		863,253
Series A Convertible Preferred Stock [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Preferred Stock Issued During Period, Shares, New Issues																7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares																4										1
Stock Issued During Period, Shares, Conversion of Convertible Securities						7,965,000
Issued to Sub-Placement Agents [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Warrants Issued During Period				409,093
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)				$ 1.10
Payments of Stock Issuance Costs (in Dollars)			133,024
Jan 2013 Financing Transaction [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Warrants Issued During Period, Exercise Price (in Dollars per share)				$ 1.41
Issued to Two Non-Employee Directors [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																	1.00
Warrants Issued During Period																	1,250,000
Term of Warrants																	5 years
Warrants Issued During Period, Value (in Dollars)																	514,250
Issued to Third Parties [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)														1.00
Warrants Issued During Period														421,666
Warrants Issued During Period, Value (in Dollars)														349,003
Service Provider [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Warrants Issued During Period												43,000
Term of Warrants										5 years		5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)												$ 1.75
Warrants Issued During Period, Value (in Dollars)												14,805
Investment from Non-employee Directors [Member] | Subsequent Event [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)		1,100,000
Investment from Non-employee Directors [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)		1,100,000	402,000	269,980
Exercise Price of $1.75 [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																		$ 1.75
Subsequent Event [Member] | Executive Officer [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			2,400,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																			$ 1.13
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																			3 years
Subsequent Event [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)		3,400,000
Summer 2011 Notes [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																									1,310,000
Debt Instrument, Interest Rate, Stated Percentage																									15.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																									$ 0.60
Debt Conversion, Original Debt, Amount (in Dollars)																				1,425,865
Debt Conversion, Converted Instrument, Shares Issued																				2,376,447
March 2010 Notes [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																											4,071,000
Debt Instrument, Interest Rate, Stated Percentage																											10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 1.00
Debt Conversion, Original Debt, Amount (in Dollars)																				4,868,017
Debt Conversion, Converted Instrument, Shares Issued																				4,868,041
The 2011 Unit Offering Note [Member] | Unamortized Discount [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Interest Expense (in Dollars)																					1,063,018
The 2011 Unit Offering Note [Member] | Unamortized Deferred Offering Costs [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Interest Expense (in Dollars)																					785,239
The 2011 Unit Offering Note [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																				0.60	0.60		0.60
Warrants Issued During Period																					2,715,250		941,288
Term of Warrants																						5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)																						$ 0.75
Debt Instrument, Face Amount (in Dollars)																						100,000
Debt Instrument, Interest Rate, Stated Percentage																						10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																				$ 0.60	$ 0.60		$ 0.60
Debt Conversion, Original Debt, Amount (in Dollars)																					5,491,929
Debt Conversion, Converted Instrument, Shares Issued																					9,153,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						50,000
Debt Instrument, Maturity																						3 years
Number of Unit Offering Notes Sold																					54.305		38.055
Aggregate Principal Amount of Unit Offering Notes Sold (in Dollars)																					5,430,500
Placement Agent Cash Fee as Percentage of Gross Proceeds																							10.00%
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																				237,299	237,299		237,299
Deferred Offering Costs (in Dollars)																				$ 237,299	$ 237,299		$ 237,299
The 2012 Plan [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												2,916,650						2,916,650
The 2013 Plan [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,054,000	1,250,000	1,054,000	1,250,000																	1,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												949,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								196,000		196,000		300,500						300,500
The Director Plan [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												570,000						570,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								275,000		275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										295,000

[1]	All options granted during the years ended December 31, 2012 and 2013 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant, except for 200,000 options granted in December 2013 that have an exercise price of $1.75, which was deemed to be above market.